SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 5,632,429	$ 5,632,429
Less: Accumulated depreciation		1,800,363	1,547,262
Less: Provision for impairment	[1]	2,332,066	1,827,373
Property and equipment, net		1,500,000	2,257,794
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	[2]	5,618,788	5,618,788
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 13,641	$ 13,641

[1]	By the end of June 2024, we re-evaluated our Web3 decentralized storage infrastructure, the market value of these devices had been significantly lower than our book value due to the upgrading of chip technology, and our Filecoin mining business had not been profitable. Based on the valuation report provided by our technical advisor, Origin Storage Pte. Ltd, with reference to the latest comparable market prices and adjustment for years of usage, we recognized an impairment loss of $1,827,373 for the Web3 decentralized storage infrastructure.
[2]	On December 15, 2022, the Company entered into an asset purchase agreement with Huangtong International Co., Ltd., providing for the acquisition and purchase of Web3 decentralized storage infrastructure, including cryptocurrency mining servers, cables, and other electronic devices, for an aggregate consideration of $5,980,000, payable in the Company’s ordinary shares. According to the Valuation Report for the Market Value for the Cryptocurrency Mining Servers issued by International United Consulting & Appraisal Limited on November 10, 2022, the market value of these assets is $5,980,000. In January 2023, the Company transferred all of these Web3 decentralized storage infrastructures to our US subsidiary MFH Tech and established MFH Tech as the business entity for our distributed storage and computing services.